RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Assets and Liabilities Measured on a Recurring Basis (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Hierarchy
Derivative Instrument Assets:	$ 798	$ 405
Derivative Instrument Liabilities:	(964)	(459)
Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets:	768	319
Derivative Instrument Liabilities:	(654)	(242)
Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets:	18	78
Derivative Instrument Liabilities:	(295)	(212)
Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	12	8
Derivative Instrument Liabilities:	(15)	(5)
Recurring basis
Fair Value Hierarchy
Assets and (liabilities), net	(166)	(54)
Recurring basis | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets:	768	319
Derivative Instrument Liabilities:	(654)	(242)
Recurring basis | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets:	18	78
Derivative Instrument Liabilities:	(295)	(212)
Recurring basis | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	12	8
Derivative Instrument Liabilities:	(15)	(5)
Recurring basis | Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Assets and (liabilities), net	26	(6)
Recurring basis | Quoted Prices in Active Markets (Level I) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets:	581	21
Derivative Instrument Liabilities:	(555)	(27)
Recurring basis | Quoted Prices in Active Markets (Level I) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Quoted Prices in Active Markets (Level I) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and (liabilities), net	(188)	(41)
Recurring basis | Significant Other Observable Inputs (Level II) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets:	187	283
Derivative Instrument Liabilities:	(95)	(193)
Recurring basis | Significant Other Observable Inputs (Level II) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets:	18	78
Derivative Instrument Liabilities:	(295)	(212)
Recurring basis | Significant Other Observable Inputs (Level II) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	12	8
Derivative Instrument Liabilities:	(15)	(5)
Recurring basis | Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and (liabilities), net	(4)	(7)
Recurring basis | Significant Unobservable Inputs (Level III) | Commodities | Power
Fair Value Hierarchy
Derivative Instrument Assets:	0	15
Derivative Instrument Liabilities:	(4)	(22)
Recurring basis | Significant Unobservable Inputs (Level III) | Foreign exchange
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	0	0
Recurring basis | Significant Unobservable Inputs (Level III) | Interest rate
Fair Value Hierarchy
Derivative Instrument Assets:	0	0
Derivative Instrument Liabilities:	$ 0	$ 0